Cumulative Credit Impairments on Fixed-maturity Securities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Other Than Temporary Impairment Losses Recognized [Line Items]
Beginning Balance	$ 45,722		$ 60,128
Additions for credit impairments recognized on:
Securities not previously impaired			1,870	[1]
Securities previously impaired	4,391	[1]	91	[1]
Securities that the Company intends to sell or more likely than not be required to sell before recovery (interest)	2,054	[1]	13,087	[1]
Reductions for credit impairments previously on:
Securities that matured, were sold, or were liquidated during the period	(15,219)		(29,454)
Ending Balance	$ 36,948		$ 45,722

[1]	There were $6,445 and $15,048 of additions included in the net OTTI losses recognized in realized investment gains, net in the Consolidated Statements of Operations for the years ended December 31, 2014 and 2013, respectively.